THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS
-AllianceBernstein International Growth Portfolio
(the "Portfolio")

Supplement dated November 7, 2014 of the Prospectus dated December 31, 2013 of the AllianceBernstein Pooling Portfolios offering shares of the Portfolio (the "Prospectus").
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Portfolio Managers
The following chart replaces the chart under the heading "Portfolio Managers" in the summary section of the Prospectus for the Portfolio and reflects those persons responsible for day-to-day management of the Portfolio's portfolio.
AllianceBernstein International Growth Portfolio
Employee	Length of Service	Title
Sergey Davalchenko	Since 2011	Vice President of the Adviser
Laurent Saltiel	Since 2010	Senior Vice President of the Adviser

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The following replaces certain information under the heading "Management of the Portfolios - Portfolio Managers" in the Prospectus with respect to the Portfolio.
Portfolio and Responsible Group	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years

AllianceBernstein International Growth Portfolio International Growth Team	Sergey Davalchenko; since 2011; Senior Vice President of the Adviser
Senior Vice President of the Adviser, with which he has been associated since January 2011.  Prior thereto, he was a senior international analyst at Global Currents Investment Management, a subsidiary of Legg Mason since prior to 2009.

	Laurent Saltiel; since 2010; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since June 2010. Prior thereto, he was associated with Janus Capital in a portfolio management capacity since prior to 2009.
This Supplement should be read in conjunction with the Prospectus for the Portfolio.
You should retain this Supplement with your Prospectus for future reference.
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